Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Leases
Operating lease right-of-use assets, net		¥ 463,688			$ 66,605
Options to terminate the leases (true or false)		true
Operating lease cost	[1]	¥ 360,383
Cash paid for amounts included in the measurement of operating lease liabilities		284,969
Right-of-use assets obtained in exchange for operating lease obligations:		179,350
Short-term lease cost		¥ 65,600
Weighted average remaining lease term (in years)		1 year 11 months 5 days			1 year 11 months 5 days
Discount rate for operating leases		4.35%			4.35%
Rental expenses			¥ 280,700	¥ 172,100
Equal to or more than
Leases
Remaining lease terms (in months or years)		4 months
Less than
Leases
Remaining lease terms (in months or years)		49 years
Land use rights
Leases
Amortization expenses of land use rights		¥ 72,200	¥ 31,300	¥ 9,200
ASU No. 2016-02 | Adjustment
Leases
Operating lease right-of-use assets, net						¥ 577,000
ASU No. 2016-02 | Adjustment | Land use rights
Leases
Operating lease right-of-use assets, net		¥ 3,707,200				¥ 3,271,500

[1]	Included short-term lease cost of RMB65.6 million and amortization expenses of land use rights of RMB72.2 million for the year ended December 31, 2019.